SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events
SUBSEQUENT EVENTS

24.	SUBSEQUENT EVENTS

On July 14, 2022, the Board of Directors of the Company approved grants of option awards covering an aggregate of 8,100,000 common shares, without par value, of the Company (the “Shares”) to fifteen consultants and employees of the Company under the China Natural Resources, Inc. 2014 Equity Incentive Plan. The grantees assisted the Company in locating potential strategic partnerships and acquisitions, conducted due diligence, provided mergers and acquisition advice, and provided other related services to the Company over the course of the past one to three years, and continued to provide these services through the grant date. The recipients of the largest grants, Woo Chun Kei Jackie and Li Feiwen, received options exercisable for 3,700,000 and 3,000,000 Shares, respectively. The remaining 13 grant recipients received option awards exercisable for amounts ranging between 40,000 to 200,000 Shares.

The granted options vested immediately upon granting and became exercisable upon the filing of a registration statement on Form S-8 covering the Shares. The exercise price for the options is $0.623 per Share. The options expire three years from the date of grant.

As a result of the grant, the exercise price for the Company’s outstanding warrants to purchase up to an aggregate of 1,980,000 common shares was reduced to $0.623 per share pursuant to the terms of the warrants.